Financial instruments recognized in the statement of financial position and related effect on the income statement (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of December 31, 2022 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	35,119	35,119		35,119
Trade receivables and others	52,445	—	52,445	52,445
Short-term investments	17,260	17,260	—	17,260
Cash and cash equivalents	84,225	84,225	—	84,225
Total financial assets	189,049	136,604	52,445	189,049

As of December 31, 2022 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	40,149	—	40,149	40,149
Financial liabilities—current portion	2,102	—	2,102	2,102
Trade payables and others	20,911	—	20,911	20,911
Total financial liabilities	63,160	—	63,160	63,160

As of December 31, 2023 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	9,796	9,796	—	9,796
Trade receivables and others	66,111	—	66,111	66,111
Short-term investments	21,851	21,851	—	21,851
Cash and cash equivalents	70,605	70,605	—	70,605
Total financial assets	168,363	102,252	66,111	168,363

As of December 31, 2023 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	30,957	—	30,957	30,957
Financial liabilities—current portion	8,936	—	8,936	8,936
Trade payables and others	17,018	—	17,018	17,018
Total financial liabilities	56,911	—	56,909	56,909

As of December 31, 2024 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables	Fair value
Financial assets
Non-current financial assets	10,281	10,281	—	10,281
Trade receivables and others	14,300	—	14,300	14,300
Short-term investments	14,374	14,374	—	14,374
Cash and cash equivalents	66,396	66,396	—	66,396
Total financial assets	105,351	91,051	14,300	105,351

As of December 31, 2024 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	22,286	—	22,286	22,286
Financial liabilities—current portion	8,709	—	8,709	8,709
Trade payables and others	16,007	—	16,007	16,007
Total financial liabilities	47,002	—	47,002	47,002
(1)The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.
(2)The fair value of financial assets classified as fair value through comprehensive income corresponds to the market value of the assets, which are primarily determined using level 1 measurements.
(3)The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.